Goodwill and Intangible Assets (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 20,869
Finite-Lived Intangible Assets, Accumulated Amortization	(116)
Net carrying amount	$ 20,753
Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 26,913
Finite-Lived Intangible Assets, Accumulated Amortization		(7,624)
Net carrying amount		19,289
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Trademarks and Trade Names [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 3,294
Finite-Lived Intangible Assets, Accumulated Amortization	(20)
Net carrying amount	$ 3,274
Trademarks and Trade Names [Member] | Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		2,183
Finite-Lived Intangible Assets, Accumulated Amortization		(725)
Net carrying amount		1,458
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Customer Relationships [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 5,604
Finite-Lived Intangible Assets, Accumulated Amortization	(47)
Net carrying amount	$ 5,557
Customer Relationships [Member] | Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		6,401
Finite-Lived Intangible Assets, Accumulated Amortization		(1,765)
Net carrying amount		4,636
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Developed Technology Rights [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 9,268
Finite-Lived Intangible Assets, Accumulated Amortization	(38)
Net carrying amount	9,230
Developed Technology Rights [Member] | Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		15,179
Finite-Lived Intangible Assets, Accumulated Amortization		(3,398)
Net carrying amount		11,781
Noncompete Agreements [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount
Finite-Lived Intangible Assets, Accumulated Amortization
Net carrying amount
Noncompete Agreements [Member] | Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		3,150
Finite-Lived Intangible Assets, Accumulated Amortization		(1,736)
Net carrying amount		1,414
Patents And Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Patents And Intellectual Property [Member] | Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 2,703
Finite-Lived Intangible Assets, Accumulated Amortization	(11)
Net carrying amount	$ 2,692
Patents And Intellectual Property [Member] | Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount
Finite-Lived Intangible Assets, Accumulated Amortization
Net carrying amount